Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue
Revenue	€ 4,884,850	€ 4,760,162	€ 14,558,017	€ 14,251,122
Inter-segment eliminations
Revenue
Revenue	(453,033)	(500,711)	(1,357,338)	(1,469,942)
Care Delivery
Revenue
Revenue	3,273,241	3,339,833	9,863,792	10,061,186
Care Delivery | Segments
Revenue
Revenue	3,401,706	3,470,861	10,229,217	10,432,522
Care Delivery | Inter-segment eliminations
Revenue
Revenue	(128,465)	(131,028)	(365,425)	(371,336)
Care Delivery | United States | Segments
Revenue
Revenue	2,841,894	2,880,791	8,550,486	8,542,073
Care Delivery | International | Segments
Revenue
Revenue	559,812	590,070	1,678,731	1,890,449
Value-Based Care
Revenue
Revenue	575,517	430,605	1,610,703	1,268,706
Value-Based Care | Segments
Revenue
Revenue	575,517	430,605	1,610,703	1,268,706
Care Enablement
Revenue
Revenue	1,036,092	989,724	3,083,522	2,921,230
Care Enablement | Segments
Revenue
Revenue	1,360,660	1,359,407	4,075,435	4,019,836
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (324,568)	€ (369,683)	€ (991,913)	€ (1,098,606)